Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Payments		$ 675
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	11,727
Opening Fair value of plan assets at beginning of period		14,368
Closing Benefit obligation at end of period	[1]	13,780	$ 11,727
Closing fair value of plan assets at end of period		17,162	14,368
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	[1]	14,368	15,026
Interest income	[1]	818	786
Remeasurements: Return on plan assets (excluding interest income)	[1]	1,991	(895)
Change in foreign currency exchange rate	[1]	46	55
Contributions – Employer	[1]	29	23
Contributions – Plan participant	[1]	42	44
Payments	[1]	(675)	(645)
Business combinations/Disposals	[1]	561	(17)
Other	[1]	(18)	(9)
Closing fair value of plan assets at end of period	[1]	17,162	14,368
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	11,727	11,893
Current service costs	[1]	188	195
Interest expense	[1]	668	624
Remeasurements: Actuarial losses (gains) from demographic assumptions	[1]	(167)	(2)
Remeasurements: Actuarial losses (gains) from financial assumptions	[1]	1,337	(480)
Remeasurements: Actuarial losses (gains) from experience adjustments	[1]	2	70
Change in foreign currency exchange rate	[1]	37	45
Contributions – Plan participant	[1]	42	44
Payments	[1]	(675)	(645)
Business combinations/Disposals	[1]	621	(17)
Closing Benefit obligation at end of period	[1]	13,780	11,727
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	18
Closing Benefit obligation at end of period	[1]	83	18
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	[1]	11,709
Closing Benefit obligation at end of period	[1]	13,697	11,709
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions – Employer		91	80
Contributions – Plan participant		24	22
Payments		(115)	(102)
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,417	1,462
Current service costs		34	33
Past service costs		(6)	(2)
Interest expense		81	77
Remeasurements: Actuarial losses (gains) from demographic assumptions		(60)	(24)
Remeasurements: Actuarial losses (gains) from financial assumptions		132	(46)
Remeasurements: Actuarial losses (gains) from experience adjustments		8	(1)
Change in foreign currency exchange rate		3	1
Contributions – Plan participant		24	22
Payments		(115)	(102)
Business combinations/Disposals		121	(3)
Closing Benefit obligation at end of period		1,639	1,417
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period		1,417
Closing Benefit obligation at end of period		$ 1,639	$ 1,417

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2024 were $929 million and $665 million, respectively (October 31, 2023 – $300 million and $106 million, respectively).